Common Stock, Stock Option Plans and Stock Compensation Agreements (Details Textual) (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended
	Dec. 29, 2013 StockBasedCompensationPlans	Dec. 30, 2012	Jan. 01, 2012
Restricted Share Units (Textual)
Number of stock-based compensation plan	3
Number of shares authorized for issuance under long-term incentive plan	650,000,000
Shares available for future grants under long-term incentive plan	583,000,000
Compensation cost charged for Long term incentive plan	$ 728	$ 662	$ 621
Total income tax benefit recognized	243	220	207
Total compensation cost not yet recognized for option	636	565	562
Weighted average period for total compensation cost not yet recognized	1 year 3 months 5 days	1 year 0 months 8 days	11 months 20 days
Stock options expiration date	10 years
Average fair value of option granted	$ 4.88	$ 6.39	$ 7.47
Total intrinsic value of options exercised	941	547	167
Stock options exercisable		104,860,000	138,126,000
Stock options average price		$ 61.15	$ 59.94
Stock options average life		4 years 3 months 18 days	4 years 2 months 12 days
Restricted Stock Units (RSUs) [Member]
Restricted Share Units (Textual)
Average fair value of RSU's and PSU's granted	$ 65.90	$ 58.93	$ 55.90
Fair Value of restricted share units settled	$ 569.2	$ 483.2	$ 458.9
Performance Shares [Member]
Restricted Share Units (Textual)
Stock option units vesting period	3 years
Average fair value of RSU's and PSU's granted	$ 73.42	$ 55.01
Minimum [Member] | Employee Stock Option [Member]
Restricted Share Units (Textual)
Stock option units vesting period	6 months
Minimum [Member] | Restricted Stock Units (RSUs) [Member]
Restricted Share Units (Textual)
Stock option units vesting period	6 months
Minimum [Member] | Performance Shares [Member]
Restricted Share Units (Textual)
Stock option units vesting period	6 months
Maximum [Member] | Employee Stock Option [Member]
Restricted Share Units (Textual)
Stock option units vesting period	4 years
Maximum [Member] | Restricted Stock Units (RSUs) [Member]
Restricted Share Units (Textual)
Stock option units vesting period	3 years
Maximum [Member] | Performance Shares [Member]
Restricted Share Units (Textual)
Stock option units vesting period	3 years